--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================



Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. for the year ended April 30, 1998.

The Fund had net assets of $374,456,446 and 2,750 active shareholders as of April 30, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date       Yield        (Note 1)      Moody's  & Poor's
   ------                                                                    ----       -----         ------       -------   -------
Other Tax Exempt Investments (24.35%)
------------------------------------------------------------------------------------------------------------------------------------
 $   9,950,000  Cattaraugus, Alleghany, Erie, & Wyoming Counties, NY (c)   12/30/98      3.84%     $  9,957,610
     2,380,000  Chitenango CSD RAN (c)                                     06/25/98      3.80         2,381,381
     5,595,000  Clinton County, NY BAN (c)                                 12/11/98      3.75         5,601,611
    10,000,000  Commonwealth of Puerto Rico TRAN - Series A                07/30/98      3.72        10,018,113     MIG-1     SP-1+
     2,560,000  Corning, NY Community College (c)                          08/21/98      3.85         2,560,754
     3,000,000  Enlarged Ogdenburg City School District,
                St. Lawrence County, NY RAN (c)                            06/25/98      3.85         3,000,172
     2,000,000  Erie County, NY
                LOC Union Bank of Switzerland                              10/29/98      3.77         2,006,494     MIG-1
     4,980,000  Greenwood Lake UFSD Orange County, NY BAN (c)              06/10/98      3.82         4,981,311
     3,990,000  Holland Patent CSD Oneida and Herkimer Counties, NY (c)    12/04/98      3.80         3,993,416
     4,900,000  Homer, NY CSD RAN (c)                                      06/26/98      3.80         4,900,210
    11,625,000  Manchester Shoetville, NY CSD BAN                          08/20/98      3.84        11,637,232     MIG-1
     5,000,000  New York City, NY RAN - Series A
                LOC Bayerische Landesbank/Landesbank Hessen/
                Morgan Guaranty/National Westminster/Societe Generale/
                Westdeutsche Landesbank                                    06/30/98      3.58         5,006,273     MIG-1     SP-1+
     4,365,000  New York State GO Bond - Series B (c)                      03/01/99      3.52         4,395,722
     4,900,000  New York State Niagara Wheatfield CSD BAN (c)              12/30/98      3.75         4,914,125
     3,000,000  Perry CSD Wyoming & Livingston Counties, NY BAN (c)        02/04/99      3.65         3,001,101
     1,020,000  Seneca, NY BAN (c)                                         10/01/98      3.58         1,020,909
    11,790,000  Valley Stream Central High School
                District Nassau County, NY TAN (c)                         06/30/98      3.85        11,790,865
 -------------                                                                                     ------------
    91,055,000  Total Other Tax Exempt Investments                                                   91,167,299
 -------------                                                                                     ------------
Other Variable Rate Demand Instruments (b) (57.26%)
------------------------------------------------------------------------------------------------------------------------------------
 $   5,000,000  Counties of Warren & Washington IDA IDRB
                (Griffith Micro Science Inc Project) - Series 1994
                LOC First National Bank of Chicago                         12/01/14      4.30%     $  5,000,000               A1+
     3,000,000  Franklin County, NY IDA IDRB (Kes Chatauqua Project)
                LOC Bank of Tokyo - Mitsubishi, Ltd.                       07/01/21      4.20         3,000,000               A1
     1,000,000  Islip, NY IDA Brentwood (c)
                LOC Fleet National Bank                                    05/01/09      4.40         1,000,000
     1,580,000  Metropolitan Museum of Art
                (Dormitory Authority of New York) RB - Series 1993A        07/01/15      3.80         1,580,000     VMIG-1    A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

 -------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    370,000   Monroe County, NY IDA IDRB (Brazil Merk Partnership) (c)
                LOC Fleet National Bank                                         01/01/06    3.80%   $    370,000
    8,000,000   Monroe County, NY IDA RB
                (Life Care Community Jewish Home) - Series B
                LOC Manufacturers & Traders                                     04/01/04    3.95       8,000,000    VMIG-1
    1,000,000   Nassau County, Manhassett (c)
                LOC Bankers Trust Company                                       12/01/99    4.10       1,000,000
    4,400,000   New York City, NY Housing Development Corporation
                (Montefiore Medical Center Project) - Series 1993A
                LOC Chase Manhattan Bank, N.A.                                  05/01/30    4.00       4,400,000              A1
    1,900,000   New York City, NY Cultural Resource RB (Jewish Museum Project)  12/01/21    4.70       1,900,000    VMIG-1    A1
    1,800,000   New York City, NY Cultural Resource RB
                (Museum of Broadcasting Project) - Series 1989
                LOC Kredietbank                                                 05/01/14    3.95       1,800,000    VMIG-1    A1+
   11,100,000   New York City, NY GO - Series 1993 E-4
                LOC State Street Bank & Trust Co.                               08/01/21    4.10      11,100,000    VMIG-1    A1+
    3,100,000   New York City, NY GO - Series 1995 B-4
                MBIA Insured                                                    08/15/23    4.20       3,100,000    VMIG-1    A1+
    1,000,000   New York City, NY GO - Series E-5
                LOC Morgan Guaranty Trust Company                               08/01/10    4.10       1,000,000    VMIG-1    A1+
    4,200,000   New York City, NY GO - Series E-2
                LOC Morgan Guaranty Trust Company                               08/01/20    4.10       4,200,000    VMIG-1    A1+
    6,900,000   New York City, NY GO Bond - Series 1993 Subseries E-5
                LOC Morgan Guaranty Trust Company                               08/01/17    4.10       6,900,000    VMIG-1    A1+
    2,000,000   New York City, NY GO Bond - Series 1995 Subseries B-3
                MBIA Insured                                                    08/15/04    4.20       2,000,000    VMIG-1    A1+
    5,915,000   New York City, NY GO Bond - Series A-5
                LOC Kredietbank                                                 08/01/15    4.20       5,915,000    VMIG-1    A1+
    7,600,000   New York City, NY GO Bond - Series A-7
                LOC Morgan Guaranty Trust Company                               08/01/20    4.10       7,600,000    VMIG-1    A1+
   19,500,000   New York City, NY GO Bond - Series E-4
                LOC State Street Bank & Trust Co.                               08/01/22    4.10      19,500,000    VMIG-1    A1+
    2,600,000   New York City, NY GO Bond - Series E-5
                LOC Morgan Guaranty Trust Company                               08/01/15    4.10       2,600,000    VMIG-1    A1+
   13,100,000   New York City, NY GO Bond - Subseries E-6
                FGIC Insured                                                    08/01/19    4.10      13,100,000    VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date        Yield       (Note 1)      Moody's  & Poor's
   ------                                                                    ----        -----        ------       -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,200,000   New York City, NY GO Bond - Subseries B-2
                MBIA Insured                                                    08/15/03    4.20%   $  6,200,000    VMIG-1    A1+
    2,800,000   New York City, NY IDA
                (Field Hotel Associates JFK Airport Project)
                LOC Banque Indosuez                                             12/01/15    3.95       2,800,000    VMIG-1    A1+
    5,200,000   New York City, NY IDRB (Airport Project) - Series 1985 (c)
                LOC Bayerische Landesbank Girozentrale                          04/01/00    4.10       5,200,000
   10,600,000   New York City, NY Municipal Water Finance
                Authority & Sewer System - Series 1992C
                FGIC Insured                                                    06/15/22    4.20      10,600,000    VMIG-1    A1+
    2,800,000   New York City, NY Municipal Water Finance
                Authority & Sewer System - Series 1995A
                FGIC Insured                                                    06/15/25    4.25       2,800,000    VMIG-1    A1+
    5,000,000   New York City, NY Municipal Water Finance
                Authority RB Municipal Securities Trust Receipts
                MBIA Insured                                                    06/15/23    4.25       5,000,000              A1+
    1,100,000   New York City, NY Municipal Water Finance
                Authority Water & Sewer System RB - Series C
                FGIC Insured                                                    06/15/23    4.20       1,100,000    VMIG-1    A1+
    3,500,000   New York State Dormitory Authority RB
                LOC Landesbank Hessen                                           07/01/23    4.20       3,500,000    VMIG-1
    2,000,000   New York State ERDA PCRB
                (Central Hudson Gas & Electric) - Series B
                LOC Deutsche Bank A.G.                                          11/01/20    4.50       2,000,000      P1
    8,700,000   New York State ERDA PCRB (New York Gas & Electric)
                LOC First National Bank of Chicago                              10/01/29    4.20       8,700,000    VMIG-1    A1+
    6,300,000   New York State ERDA PCRB
                (Niagara Mohawk Power Corporation)
                LOC Toronto-Dominion Bank                                       12/01/25    4.20       6,300,000      P1
    2,050,000   New York State ERDA PCRB
                (Niagara Mohawk Power Corporation) - Series 1985C
                LOC Canadian Imperial Bank of Commerce                          12/01/25    4.20       2,050,000      P1
   10,700,000   New York State ERDA PCRB
                (Niagara Mohawk Power Corporation) - Series B
                LOC Toronto-Dominion Bank                                       12/01/26    4.25      10,700,000      P1
   10,000,000   New York State ERDA PCRB
                (Rochester Gas & Electric Corp.) - Series 1997A
                MBIA Insured                                                    08/01/32    3.85      10,000,000    VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date        Yield       (Note 1)      Moody's  & Poor's
   ------                                                                    ----        -----        ------       -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    490,000   New York State JDA - Series D
                LOC Bayerische Landesbank/Morgan Guaranty                       03/01/99    3.55%  $    490,000     VMIG-1    A1+
      610,000   New York State JDA - Series G
                LOC Bayerische Landesbank/Morgan Guaranty                       03/01/99    3.55        610,000     VMIG-1    A1+
    5,600,000   New York State LGAC - Series 1994B
                LOC Kredietbank                                                 04/01/23    3.85      5,600,000     VMIG-1    A1+
    4,800,000   New York State LGAC - Series E
                LOC Canadian Imperial Bank of Commerce                          04/01/25    3.90      4,800,000     VMIG-1    A1+
    4,800,000   New York State LGAC - Series G
                LOC Bank of Nova Scotia                                         04/01/25    3.90      4,800,000     VMIG-1    A1+
    8,000,000   New York State Medical Care Facilities Financial Authority
                LOC Chase Manhattan Bank, N.A.                                  11/01/15    4.15      8,000,000     VMIG-1
    1,100,000   New York State Medical Care Pooled
                Equipment Authority - Series 1994A
                LOC Chase Manhattan Bank, N.A.                                  11/01/03    4.00      1,100,000     VMIG-1
      500,000   Puerto Rico Industrial Medical & Environmental PCFA PCRB
                (Ana Mendez Foundation)
                LOC Bank of Tokyo - Mitsubishi, Ltd.                            12/01/15    4.60        500,000               A1
    6,500,000   Suffolk County, NY IDA (Nissequogue Cogen Partners)- Series 1993
                LOC Toronto-Dominion Bank                                       12/15/23    4.00      6,500,000     VMIG-1    A1+
 ------------                                                                                      ------------
  214,415,000   Total Other Variable Rate Demand Instruments                                        214,415,000
 ------------                                                                                      ------------
Put Bonds (d)  (1.83%)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,865,000   New York State ERDA PCRB (Long Island Lighting Co.)
                LOC Deutsche Bank A.G.                                          03/01/99    3.58%  $  6,865,000     VMIG-1
 ------------                                                                                      ------------
    6,865,000   Total Put Bonds                                                                       6,865,000
 ------------                                                                                      ------------
Tax Exempt Commercial Paper (12.82%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,500,000   Dormitory Authority of NY Memorial Sloan
                Kettering Cancer Center - Series 1989C
                LOC Chase Manhattan Bank, N.A.                                  06/17/98    3.35%  $  5,500,000     VMIG-1    A1+
    2,000,000   Dormitory Authority of NY Memorial Sloan
                Kettering Cancer Center - Series 1989C
                LOC Chase Manhattan Bank, N.A.                                  07/08/98    3.55      2,000,000     VMIG-1    A1
    6,000,000   New York City Municipal Assistance Corporation
                LOC Landesbank Hessen                                           08/12/98    3.45      6,000,000     VMIG-1    A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date        Yield       (Note 1)      Moody's  & Poor's
   ------                                                                    ----        -----        ------       -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,500,000   New York City Municipal Assistance Corporation - Series K-3
                LOC Landesbank Hessen                                           07/21/98    3.50%  $  5,500,000     VMIG-1    A1+
    8,500,000   New York City Municipal Water Finance Authority
                LOC Canadian Imperial Bank of Commerce                          05/07/98    3.20      8,500,000       P1      A1+
    5,000,000   New York City Municipal Assistance Corp. - Series F
                AMBAC Insured                                                   05/06/98    3.25      5,000,000       P1      A1+
    3,000,000   New York City, NY GO Bond 1994 - Series H
                MBIA Insured                                                    05/20/98    3.25      3,000,000     MIG-1     A1+
    6,000,000   New York City, NY GO Bond 1996 - Series J
                LOC Commerzbank A.G.                                            05/06/98    3.25      6,000,000       P1      A1+
    1,000,000   New York State Environmental Facilities Corp.
                (G.E. Co Project) - Series 1987A                                06/11/98    3.40      1,000,000       P1      A1+
    2,500,000   New York State Environmental Quality - Series 1997A
                LOC Bayerische Landesbank/Landesbank Hessen                     06/10/98    3.40      2,500,000     VMIG-1    A1+
    3,000,000   New York State GO BAN                                           07/13/98    3.55      3,000,000       P1      A1
 ------------                                                                                      ------------
   48,000,000   Total Tax Exempt Commercial Paper                                                    48,000,000
 ------------                                                                                      ------------
Variable Rate Demand Instruments - Participations (b) (1.29%)
------------------------------------------------------------------------------------------------------------------------------------
 $    199,951   Centennial Associates/W & H Stampings, Incorporated
                LOC Chase Manhattan Bank, N.A.                                  10/01/00    5.53%  $    199,951       P1      A1
       68,966   Datagraphic Incorporated
                LOC Chase Manhattan Bank, N.A.                                  10/01/98    5.53         68,966       P1      A1
    1,155,000   Executive Square Business Park
                LOC Chase Manhattan Bank, N.A.                                  06/01/01    5.53      1,155,000       P1      A1
      120,689   Faden Paper Supply Company
                LOC Chase Manhattan Bank, N.A.                                  01/01/00    5.53        120,689       P1      A1
      253,800   GL II Associates
                LOC Chase Manhattan Bank, N.A.                                  01/01/99    5.53        253,800       P1      A1
    1,312,500   Giaquinto Joint Venture
                LOC Chase Manhattan Bank, N.A.                                  07/01/02    5.53      1,312,500       P1      A1
      145,121   I.G. Federal Electric Supply Corporation 1984
                LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.53        145,121       P1      A1
      245,600   Metro Seliger Industries, Incorporated 1984
                LOC Chase Manhattan Bank, N.A.                                  08/10/99    5.53        245,600       P1      A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date        Yield       (Note 1)      Moody's  & Poor's
   ------                                                                    ----        -----        ------       -------   -------
Variable Rate Demand Instruments - Participations (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    101,668   Nassau County, NY IDA IDRB
                (Steven Klein/Normandie Metal Fabricators)
                LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.53%  $    101,668       P1      A1
      225,589   New York City, NY
                (Seybert-Nicholas Printing Corporation/Kenner Printing)
                LOC Chase Manhattan Bank, N.A.                                  06/01/00    5.53        225,589       P1      A1
       55,555   New York City, NY IDA IDRB (Abigail Press, Incorporated Project)
                LOC Chase Manhattan Bank, N.A.                                  02/01/99    5.53         55,555       P1      A1
       64,250   One Crouse Medical Plaza
                LOC Chase Manhattan Bank, N.A.                                  12/10/98    5.53         64,250       P1      A1
      595,000   Penn-Plax Plastics, Nassau County
                LOC Dai-Ichi Kangyo Bank, Ltd.                                  01/01/00    5.53        595,000       P1      A1
       14,999   Ram Realty Company Project
                LOC The Bank of New York                                        02/01/99    5.10         14,999       P1      A1
      256,634   Texpak Incorporated Project
                LOC Chase Manhattan Bank, N.A.                                  01/01/01    5.53        256,634       P1      A1
 ------------                                                                                      ------------
    4,815,322   Total Variable Rate Demand Instruments - Participations                               4,815,322
 ------------                                                                                      ------------
Variable Rate Demand Instruments - Private Placements (b) (3.07%)
------------------------------------------------------------------------------------------------------------------------------------
 $    391,218   Adirondack Transit Lines
                LOC Key Bank, N.A.                                              02/01/01    5.10%  $    391,218       P1      A1
    6,500,000   Blaser Real Estate 1986
                LOC Union Bank of Switzerland                                   09/01/21    5.53      6,500,000       P1      A1
      173,250   J. Treffiletti & Sons
                LOC Key Bank, N.A.                                              09/01/00    5.10        173,250       P1      A1
    3,300,000   New York City IDA Civic Facilities RB
                (1997 Epiphany Community Nursery School Project)
                LOC Swiss Bank Corporation                                      05/01/11    4.52      3,300,000     VMIG-1
      278,750   Troy Mall Associates - Series 1985B
                LOC Key Bank, N.A.                                              07/01/15    5.10        278,750       P1      A1
      873,750   Troy Mall Associates - Series 1985C
                LOC Key Bank, N.A.                                              04/01/16    5.10        873,750       P1      A1
 ------------                                                                                      ------------
   11,516,968   Total Variable Rate Demand Instruments - Private Placements                          11,516,968
 ------------                                                                                      ------------
                Total Investments (100.62%) (Cost $376,779,589+)                                    376,779,589
                Liabilities in Excess of Cash and Other Assets (-0.62%)                           (   2,323,143)
                                                                                                   ------------
                Net Assets (100.00%)                                                               $374,456,446
                                                                                                   ============
                Net asset value, offering and redemption price per share:
                Class A Shares, 370,054,870 shares outstanding (Note 3)                            $       1.00
                                                                                                   ============
                Class B Shares,   4,412,502 shares outstanding (Note 3)                            $       1.00
                                                                                                   ============
                +  Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1998

================================================================================






FOOTNOTES:


(a) Unless financial instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)   The maturity date indicated is the next put date.


KEY:


     BAN       =   Bond Anticipation Note                         LGAC      =    Local Government Assistance Corporation

     CSD       =   Central School District                        PCFA      =    Pollution Control Financial Authority

     ERDA      =   Energy and Research Development Authority      PCRB      =    Pollution Control Revenue Bond

     GO        =   General Obligation                             RAN       =    Revenue Anticipation Note

     IDA       =   Industrial Development Authority               RB        =    Revenue Bond

     IDRB      =   Industrial Development Revenue Bond            TAN       =    Tax Anticipation Note

     JDA       =   Job Development Authority                      TRAN      =    Tax and Revenue Anticipation Note

                                                                  UFSD      =    Unified School District

















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998

================================================================================



INVESTMENT INCOME

 Income:

   Interest..............................................................   $   13,546,136
                                                                            --------------

 Expenses: (Note 2)

   Investment management fee.............................................        1,100,638

   Administration fee....................................................          770,447

   Shareholder servicing fee.............................................          732,056

   Custodian expenses....................................................           26,312

   Shareholder servicing and
       related shareholder expenses......................................          327,177

   Legal, compliance and filing fees.....................................           53,736

   Audit and accounting..................................................           62,438

   Directors' fees and expenses..........................................           15,000

   Other expenses........................................................           16,077
                                                                            --------------

       Total expenses....................................................        3,103,881

       Less: Expenses paid indirectly....................................   (        1,312)
                                                                            --------------

                  Net expenses...........................................        3,102,569
                                                                            --------------

 Net investment income...................................................       10,443,567


 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments..................................         -0-
                                                                            --------------

 Increase in net assets from operations...................................  $   10,443,567
                                                                            ==============




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 1998 AND 1997

================================================================================







                                                                              1998                       1997
                                                                        ---------------             ---------------


INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income.......................................        $    10,443,567             $     7,969,041
    Net realized gain (loss) on investments.....................              -0-                   (         8,672)
                                                                        ---------------             ---------------
 Increase in net assets from operations.........................             10,443,567                   7,960,369
 Dividends to shareholders from net investment income
    Class A.....................................................        (    10,418,544)*           (     7,968,922)*
    Class B.....................................................        (        25,023)*           (           119)*
 Capital share transactions (Note 3)
    Class A.....................................................             46,297,742                  40,386,831
    Class B.....................................................              4,405,809                       6,693
                                                                        ---------------             ---------------
        Total increase (decrease)...............................             50,703,551                  40,384,852
 Net assets:
    Beginning of year...........................................            323,752,895                 283,368,043
                                                                        ---------------             ---------------
    End of year.................................................        $   374,456,446             $   323,752,895
                                                                        ===============             ===============

 *   Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $183,496 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Shareholder servicing and related shareholder expenses" are expense offsets of $1,312.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At April 30, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $374,465,683. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                                 Year
                                                     Ended                                Ended
Class A                                         April 30, 1998                       April 30, 1997
-------                                         --------------                       --------------
 Sold...................................           604,303,728                          498,357,444
 Issued on reinvestment of dividends....            10,230,471                            7,175,397
 Redeemed...............................        (  568,236,457)                      (  465,146,010)
                                                --------------                       --------------
 Net increase (decrease)................            46,297,742                           40,386,831
                                                ==============                       ==============
                                                     Year                           October 10, 1996
                                                     Ended                      (Commencement of Sales) to
                                                April 30, 1998                       April 30, 1997
                                                --------------                       --------------
 Class B
 -------
 Sold......................................          9,480,346                               12,177
 Issued on reinvestment of dividends.......             15,467                                  108
 Redeemed..................................     (    5,090,004)                      (        5,592)
                                                --------------                       --------------
 Net increase (decrease)...................          4,405,809                                6,693
                                                ==============                       ==============

4. Sales of Securities

Accumulated undistributed realized losses at April 30, 1998 amounted to $9,237. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire through April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 59% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6.    Financial Highlights

                                                                                 Year Ended April 30,
                                                        --------------------------------------------------------------------


Class A
-------                                                   1998           1997           1996           1995           1994
                                                        --------       --------       --------       --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year....                 $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                        --------       --------       --------       --------       --------
 Income from investment operations:
    Net investment income..............                    0.029          0.028          0.030          0.027          0.018
 Less distributions:
   Dividends from net investment income                 (  0.029)      (  0.028)      (  0.030)      (  0.027)      (  0.018)
                                                        --------       --------       --------       --------       --------
 Net asset value, end of year..........                 $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                        ========       ========       ========       ========       ========
 Total Return..........................                    2.90%          2.80%          3.08%          2.74%          1.84%
 Ratios/Supplemental Data
 Net assets, end of year (000).........                 $370,044       $323,746       $283,368       $254,422       $218,348
 Ratios to average net assets:
     Expenses..........................                    0.85%+         0.82%+         0.84%+         0.87%          0.89%
     Net investment income.............                    2.85%          2.76%          3.02%          2.71%          1.82%
     Expenses paid indirectly..........                    0.00%          0.00%          0.00%          0.00%          0.00%

                                                         Year                    October 10, 1996
Class B                                                  Ended              (Commencement of Sales) to
-------                                              April 30, 1998                April 30, 1997
                                                     --------------                --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........        $  1.00                       $  1.00
                                                        --------                      --------
 Income from investment operations:
     Net investment income......................           0.031                         0.017
 Less distributions:
     Dividends from net investment income.......        (  0.031)                     (  0.017)
                                                        --------                      --------
 Net asset value, end of period.................        $  1.00                       $  1.00
                                                        ========                      ========
 Total Return...................................           3.12%                         3.02%*
 Ratios/Supplemental Data
Net assets, end of period (000).................        $  4,412                      $     7
Ratios to average net assets:
   Expenses.....................................           0.64%+                        0.62%*
   Net investment income........................           2.94%                         2.99%*
   Expenses paid indirectly.....................           0.00%                         0.00%

*    Annualized
+    Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================




The Board of Directors and Shareholders
New York Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of New York Daily Tax Free Income Fund, Inc. as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. as of April 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




                                   \s\McGladrey & Pullen, LLP




May 20, 1998
New York, New York




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

New York Daily Tax Free Income Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management L.P.
    600 Fifth Avenue
    New York, New York 10020

Custodian
    Investors Fiduciary Trust Company
    801 Pennsylvania
    Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services L.P.
    600 Fifth Avenue
    New York, New York 10020




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


























NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.











                                      Annual Report
                                      April 30, 1998
















--------------------------------------------------------------------------------